Stock option plan (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) shares
Cash-settled 1st Program
Share-based payments
Granting date	04/2020
Exercise Period:	6 years 9 months 18 days	[1]
Exercise Date		[1]
Limit date for exercising the options	01/01/2027	[1]
Total number of options granted | shares	69,774
Liabilities carrying amount as of December 31, 2021 | R$	R$ 1,307
Cash-settled 2nd Program
Share-based payments
Granting date	10/2021
Exercise Period:	5 years 2 months 12 days	[1]
Exercise Date		[1]
Limit date for exercising the options	01/01/2027	[1]
Total number of options granted | shares	12,130
Liabilities carrying amount as of December 31, 2021 | R$	R$ 52

[1]	Conditional upon the grace period and assuming the possibility of anticipated vesting in face of a liquidity event.